Income Taxes (Details) - Schedule of tax effects of significant portions of the deferred tax asset - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Deferred tax assets:
Bad debt allowance	$ 436,761	$ 436,583
Loss carryforward	113,160
Total	$ 549,921	$ 436,583